BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Asset
Prepaid expenses	$ 460,923	$ 1,271,896
Other noncurrent assets	338,422,091	333,520,259
Cash and securities held in Trust Account	338,883,014	334,879,010
Liabilities, Redeemable Common Stock and Stockholders' Deficit
Accounts payable and accrued expenses	2,605,527	1,028,468
Total current liabilities	11,672,500	11,672,500
Deferred underwriting fee	574,998
Deferred tax liability	875,083	9,555,575
Commitments and Contingencies
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	(14,204,384)	(20,878,367)
Accumulated deficit	(14,203,550)	(20,877,533)
Class A Common Stock
Stockholders' Deficit
Common stock	834	834
Class A Common Stock subject to possible redemption
Liabilities, Redeemable Common Stock and Stockholders' Deficit
Class A Common Stock subject to possible redemption, 33,350,000 shares at redemption value of $10.12 and $10.00, at December 31, 2022 and 2021, respectively	$ 337,358,456	$ 333,500,000